Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Bank overdrafts		₨ 2	₨ 19